Note 21 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options exercised (in shares)	344,225	632,075
Aggregate fair value	$ 12,343	$ 21,939
Share-based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	344,225	632,075
Aggregate fair value	$ 25,919	$ 43,873
Intrinsic value	13,576	21,934
Amount of cash received	12,343	21,939
Tax benefit recognized	$ 102	$ 1,322